Restricted cash (Details) R$ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 USD ($)
Restricted Cash [Line Items]
Total restricted cash	$ 242		$ 461
Current restricted cash	135		461
Non-current restricted cash	107		0
Accounts pledged as collateral for Senior Secured Notes
Restricted Cash [Line Items]
Total restricted cash	24		328
Accounts pledged as collateral for performance bonds and similar guarantees
Restricted Cash [Line Items]
Total restricted cash	104		101
Demand deposit pledged as collateral for tax related guarantee
Restricted Cash [Line Items]
Total restricted cash	83	R$ 330	0
Other
Restricted Cash [Line Items]
Total restricted cash	$ 31		$ 32